CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		67 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,449,600)	$ (3,470,113)	$ (15,844,280)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	14,329	9,300	31,641
Amortization and write off of deferred financing costs	196,166	53,377	249,543
Non cash interest, consisting of beneficial conversion feature in connection with convertible debentures	710,000	0	710,000
Non cash interest, consisting of common stock and warrants issued in connection with convertible debentures	426,152	0	426,152
Non-cash financing costs related to January and March 2012 financing	81,337	0	81,337
Stock based compensation	865,158	435,651	1,551,871
Change in fair value of warrant liability	1,177,026	0	1,177,026
Common stock issued in exchange for intellectual property	0	0	383,250
Gain on extinguishment of debt	0	0	(7,908)
Changes in operating assets and liabilities:
Prepaid expenses	(122,229)	(79,117)	(224,659)
Accounts payable	130,639	377,453	825,837
Accrued interest	(32,040)	38,306	6,266
Accrued expenses	293,125	(12,304)	404,065
Deferred rent payable	(2,927)	9,909	26,156
Net cash used in operating activities	(5,712,864)	(2,637,538)	(10,203,703)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of furniture and fixtures	(35,673)	(2,764)	(78,535)
Proceeds from security deposit	0	3,156	0
Payment of restricted cash and interest earned on restricted cash	(90)	(90)	(60,267)
Net cash (used in) provided by investing activities	(35,763)	302	(138,802)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from demand notes	0	0	480,000
Proceeds from other notes payable	320,000	500,000	1,020,000
Proceeds, net of expenses of $24,000 as of December 31, 2011, from Convertible Debentures	390,000	1,501,000	1,891,000
Repayment of Convertible Debentures	(150,000)	0	(150,000)
Proceeds, net of expenses of $374,870 from sale of units consisting of common stock and warrants	6,932,894	0	6,932,894
Proceeds from the sale of capital stock	0	612,000	1,954,001
Net cash provided by financing activities	7,492,894	2,613,000	12,127,895
Net increase (decrease) in cash	1,744,267	(24,236)	1,785,390
Cash, beginning of the period	41,123	65,359	0
Cash, end of period	1,785,390	41,123	1,785,390
Supplemental disclosures of cash flow information:
Interest paid	35,195	0	0
Non cash investing and financing activities:
Senior convertible notes exchanged for preferred shares	0	0	200,000
Capital contribution of accrued interest	3,111	0	26,836
Demand notes together with accrued interest converted into capital stock	0	0	549,078
Common stock issued for deferred financing costs	0	144,000	144,000
Exchange of Notes Payable for Convertible Debenture	320,000	0	820,000
Warrants Liability reclassified to Stockholders' Equity	3,938,946	0	3,938,946
Exchange of Convertible Debenture for Units consisting of common stock and warrants	$ 2,635,000	$ 0	$ 2,635,000